SHORT-TERM CONVERTIBLE DEBT (Details Narrative) - USD ($)											3 Months Ended		6 Months Ended		12 Months Ended		13 Months Ended		23 Months Ended
	Jul. 20, 2021	Jul. 12, 2021	Jul. 08, 2021	Nov. 23, 2020	Nov. 16, 2020	Oct. 12, 2020	Sep. 14, 2020	Aug. 28, 2020	Aug. 25, 2020	Feb. 26, 2020	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Sep. 28, 2021	Sep. 25, 2021	Dec. 31, 2021
Short-term Debt [Line Items]
Penalty interest to the loan											$ 0	$ 3,394	$ 28,000	$ 3,394
Accrued interest payable							$ 20,111				210,124		210,124		$ 240,713	$ 703,270
Aggregate debt in default											151,000		$ 151,000		$ 151,000
Conversion of Stock, Shares Issued								1,200,000
[custom:DebtCashPayment]							$ 52,446
Short-term Debt, Description												the gain on settlement of debt of $2,172,646 consisted of a gain that resulted from the settlement of $1,070,035 in convertible notes, and $175,422 in accrued interest, as well as $122,000 in short-term debt and $22,076 in accrued interest, and the associated derivative liability of $792,218 all totaling $2,181,751 in exchange for 250 Class C shares having a fair-value of $9,105.	the gain on settlement of debt of $963,366 consisted of a $853,452 gain that resulted from the settlement of accounts payable totaling $950,151 that was settled for $96,699, and a $109,914 gain that resulted from the reduction in the derivative liability due to cash repayments on convertible debt.		If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price is less than $0.01 at any time, the Principal Amount of the Note shall increase by ten thousand dollars ($10,000). In addition, the Conversion price shall be permanently redefined to equal the lesser of (a) $0.001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.				If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price as calculated in Section 4(a) is less than $0.0001 at any time (regardless of whether or not a Conversion Notice has been submitted to the Company), the Principal Amount of the Note shall increase by ten thousand dollars ($10,000) (under Holder’s and Company’s expectation that any Principal Amount increase will tack back to the Issuance Date). In addition, the Conversion Price shall be permanently redefined to equal the lesser of (a) $0.00001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.
Debt Default, Short-term Debt, Description of Notice of Default															Event of Default (as defined herein) occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder).
Amortization of Debt Issuance Costs															$ 335,004	800,159
[custom:DebtLoanPenalties]															3,394	482,709
Convertible Notes Payable															24,803	$ 752,409
Common Stock [Member]
Short-term Debt [Line Items]
Accrued interest payable															$ 19,933
Warrant [Member]
Short-term Debt [Line Items]
Conversion of Stock, Shares Issued								950,000
Warrants and Rights Outstanding, Term								3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.40
Series C Preferred Stock [Member]
Short-term Debt [Line Items]
Convertible debt, description										X On February 26, 2020 the Company exchanged convertible and short term notes and accrued interest for 250 Class C shares (transaction described further below).					On February 26, 2020 a lender exchanged $1,070,035 in convertible notes and $175,421 in accrued interest (as denoted by X in the above schedule) as well as $122,000 in short-term debt and $22,076 in accrued interest , and the associated derivative liability of $792,218 all totaling $2,181,750 in exchange for 250 Class C shares having a fair-value of $9,105. A gain of $1,745,994 was recorded.
Conversion of Stock, Shares Issued													250
Convertible Notes Payable											$ 9,105		$ 9,105
Preferred Class A [Member]
Short-term Debt [Line Items]
Conversion of Stock, Shares Issued								150
Promissory Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible debt, description	the Company entered into a new convertible note for $224,125 with a one year maturity, interest rate of 10%, the Company received $200,000 in cash proceeds, recorded an original issue discount of $20,375, a derivative discount of $106,364 related to a conversion feature, and transaction fees of $3,750.	the Company entered into a convertible note for $355,000 with a one year maturity, interest rate of 12%, the Company received $300,025 in cash proceeds, recorded an original issue discount of $35,500, a derivative discount of $171,250 related to a conversion feature, and transaction fees of $19,475. As part of the loan the Company issued 60,850 shares as a commitment fee and recognized $28,795 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital.	the Company entered into a convertible note for $231,000 with a one year maturity, interest rate of 12%, the Company received $199,500 in cash proceeds, recorded an original issue discount of $21,000, a derivative discount of $39,261 related to a conversion feature, and transaction fees of $10,500. As part of the loan the Company issued 30,960 shares as a commitment fee and recognized $31,005 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital.	On November 23, 2020 the Company entered into a new convertible note for $165,000 with a one year maturity, interest rate of 12%, the Company received $139,000 in cash proceeds, recorded an original issue discount of $15,000, a derivative discount of $82,144, and transaction fees of $11,000. The first year’s interest of $19,800 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $43,750 through the issuance of 17,500 shares. The Company recognized $13,618 as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan.	On November 16, 2020 the Company entered into a new convertible note for $100,000 with a one year maturity, interest rate of 12%, the Company received $83,500 in cash proceeds, recorded an original issue discount of $12,000, a derivative discount of $49,730, and transaction fees of $4,500. The first year’s interest of $12,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 20,001 through the issuance of 6,667 shares. The Company recognized $6,526 as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan	On October 12, 2020 the Company entered into a new convertible note for $250,000 with a one year maturity, interest rate of 12%, the Company received $210,250 in cash proceeds, recorded an original issue discount of $25,000, a derivative discount of $132,613, and transaction fees of $14,750. The first year’s interest of $28,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 50,000 through the issuance of 19,685 shares. The Company recognized $14,916 as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan.$20,000 was repaid on this note as of January 31, 2021
Debt Instrument, Term								2 years
Debt Instrument, Face Amount									$ 40,938
[custom:DebtCashPayment]																		$ 14,329
Promissory Convertible Notes [Member] | Lender [Member]
Short-term Debt [Line Items]
Convertible debt, description									On August 25, 2020 a lender exchanged $40,939 in a convertible note (as denoted by Z in the above schedule), and the associated derivative liability of $31,320 all totaling $72,259 in exchange for a cash payment of $14,329. On September 14, 2020 the same lender exchanged $20,111 in accrued interest and default interest (from that note) for a cash payment of $52,446. A total gain of $25,595 on the two transactions was recorded								On August 28, 2020 a lender exchanged $1,692,690 in convertible notes and $571,454 in accrued interest (as denoted by Y in the above schedule) as well as the associated derivative liability of $2,635,974 all totaling $4,900,118 in exchange for a promissory note of $1,200,000 bearing interest at 12% and maturing August 28, 2022 , 950,000 Warrants with a 3 year maturity and an exercise price of $0.40 having a fair value of $351,500 and 150 Class C shares having a fair-value of $20,290. A gain of $3,278,327 was recorded